Financial instruments (Detail 16) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notional amount [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	R$ 26,514,750	R$ 14,856,668
Notional amount [Member] | Less than 3 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	288,940	0
Interest rate swap used as fair value hedge instrument	9,438,800	15,359
Non-deliverable forward used as economic hedge instrument	422,085	2,129,636
Derivative financial instruments, net	10,149,825	2,144,995
Notional amount [Member] | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	2,496,356	1,510,788
Interest rate swap used as fair value hedge instrument	6,472,000	0
Non-deliverable forward used as economic hedge instrument	0	6,127,456
Derivative financial instruments, net	8,968,356	7,638,244
Notional amount [Member] | More than 12 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	3,855,711	2,483,771
Interest rate swap used as fair value hedge instrument	3,540,858	0
Non-deliverable forward used as economic hedge instrument	0	2,589,658
Derivative financial instruments, net	7,396,569	5,073,429
Notional amount [Member] | Amount of due date [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	6,641,007	3,994,559
Interest rate swap used as fair value hedge instrument	19,451,658	15,359
Non-deliverable forward used as economic hedge instrument	422,085	10,846,750
Derivative financial instruments, net	26,514,750	14,856,668
Assets (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	70,018	260,188
Assets (fair value) [Member] | Less than 3 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Interest rate swap used as fair value hedge instrument	1,529	8,037
Non-deliverable forward used as economic hedge instrument	50,717	1,784
Assets (fair value) [Member] | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	0	115,368
Interest rate swap used as fair value hedge instrument	4,188	29,012
Non-deliverable forward used as economic hedge instrument	0	0
Assets (fair value) [Member] | More than 12 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	10,524	98,801
Interest rate swap used as fair value hedge instrument	940	4,573
Non-deliverable forward used as economic hedge instrument	0	0
Assets (fair value) [Member] | Amount of due date [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	10,524	214,169
Interest rate swap used as fair value hedge instrument	6,657	41,622
Non-deliverable forward used as economic hedge instrument	50,717	1,784
Liabilities (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(271,037)	(291,770)
Liabilities (fair value) [Member] | Less than 3 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	(38,102)
Interest rate swap used as fair value hedge instrument	(1,186)	0
Non-deliverable forward used as economic hedge instrument	(49,954)	(9,578)
Liabilities (fair value) [Member] | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	(5,039)
Interest rate swap used as fair value hedge instrument	(590)	(1,015)
Non-deliverable forward used as economic hedge instrument	0	0
Liabilities (fair value) [Member] | More than 12 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	(37,434)
Interest rate swap used as fair value hedge instrument	(138,732)	(281,177)
Non-deliverable forward used as economic hedge instrument	0	0
Liabilities (fair value) [Member] | Amount of due date [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	(80,575)
Interest rate swap used as fair value hedge instrument	(140,508)	(282,192)
Non-deliverable forward used as economic hedge instrument	(49,954)	(9,578)
Net fair value of Assets (Liabilities) [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(201,019)	(31,582)
Net fair value of Assets (Liabilities) [Member] | Less than 3 months
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(36,996)	243
Net fair value of Assets (Liabilities) [Member] | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(1,441)	143,365
Net fair value of Assets (Liabilities) [Member] | More than 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(164,702)	(177,803)
Net fair value of Assets (Liabilities) [Member] | Amount of due date [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	R$ (203,139)	R$ (34,195)